Long-term incentive compensation plan (Details) (USD $) In Millions, except Share data	9 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Long-term incentive plan, purchase of preferred shares
Long-term Incentive Compensation Plan
Holding period of purchased shares (in years)	three-year
Total shares linked to long-term incentive compensation plan	3,130,620	2,458,627
Long-term incentive, issuance of shares
Long-term Incentive Compensation Plan
Long-term incentive compensation plan amortization period	three-year
Recognized liability under long-term incentive compensation plan	106	120